SHORT-TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM BANK LOAN
Schedule of short-term bank loan
	December 31,	December 31,
	2022	2021
Short-term bank loan
China Construction Bank	$20,784	-
Total short-term bank loan	$20,784	-

ScheduleOfeffective interest rate of each secured and unsecured short-term bank loan
	Loan	Loan	Loan	Loan	Effective
	commencement	maturity	amount	amount	interest
For the year ended December 31, 2022	date	date	in RMB	in USD	rate
Unsecured short-term bank loan
China Construction Bank	April 27, 2022	April 27, 2023	143,353	$20,784	4.70%
Total unsecured short-term bank loan			143,353	$20,784